Consolidated Statements of Operations Parenthetical - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	$ 0	$ 3,177,183	$ 1,406,608